3. Capital Stock (Details Narrative) (USD $)			9 Months Ended
	Mar. 18, 2014	Dec. 31, 2013	Dec. 31, 2013 Douglas Leighton	Dec. 31, 2013 Bass Point Capital LLC	Dec. 31, 2013 WM18 Finance	Dec. 31, 2013 Rother Investments	Dec. 31, 2013 Isaac Dietrich	Dec. 31, 2013 Hyler Fortier	Dec. 31, 2013 Stewart Fortier	Dec. 31, 2013 Tyler Knight
Preferred Stock, Par Value		$ 1
Preferred Stock, Shares Authorized		21
Preferred Stock, Shares Issued		0
Preferred Stock, Shares Outstanding		0
Preferred Stock, Shares to be Issued		20.59
Stock Issued for Services, Shares			2.94					3.75	3.00	3.00
Stock Issued for Services, Value			$ 24,998					$ 31,870	$ 25,496	$ 25,496
Stock Issued for Investment, Shares				5.88	5.88	5.89
Stock Issued for Investment, Value				50,000	50,000	50,000
Common Stock, Par Value	$ 0.001	$ 1
Common Stock, Shares Authorized	200,000,000	1,000
Common Stock, Shares Issued	36,000,000	0
Common Stock, Shares Outstanding		0
Stock issued for repayment of short term borrowing and services, Shares							15.25
Stock issued for repayment of short term borrowing and services, Value							17,053
Service Expense							$ 112,505